Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization			$ 100,620,021	$ 99,181,110
Plugging and abandonment cost			111,453	2,243,267
Provisions for plugging wells	$ 80,783,100		80,783,100		$ 77,125,513
Transfers from wells unassigned to a reserve			1,765,350	(6,562,460)
Net impairment	$ 6,050,004	$ 8,186,003	38,242,464	$ 16,110,579
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost			$ 2,278,835		$ 3,893,248
Pemex exploration and production [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			6.15%		5.75%
Pemex exploration and production [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			6.48%		7.08%